Long-term Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Long Term Inventories Disclosure [Abstract]
Schedule of Inventory, Noncurrent [Table Text Block]
	December 31,	December 31,
	2015	2014
Work in progress	$-	$-
Finished goods	-	2,648
Long-term Inventories	$-	$2,648